Allowance for Loan Losses	12 Months Ended
Sep. 30, 2019
Receivables [Abstract]
Allowance for Loan Losses	ALLOWANCE FOR LOAN LOSSES

The following tables summarize the activity in the allowance for loan losses.

Twelve Months Ended September 30, 2019	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$33,033	$(268)	$1,020	$(2,797)	$30,988
Construction	31,317	—	99	888	32,304
Construction - custom	1,842	(1,973)	—	1,500	1,369
Land - acquisition & development	7,978	(107)	7,457	(6,173)	9,155
Land - consumer lot loans	2,164	(804)	719	64	2,143
Multi-family	8,329	—	—	(938)	7,391
Commercial real estate	11,852	(428)	1,102	644	13,170
Commercial & industrial	28,702	(5,782)	3,443	5,087	31,450
HELOC	781	(1,086)	46	1,362	1,103
Consumer	3,259	(1,028)	1,167	(937)	2,461
	$129,257	$(11,476)	$15,053	$(1,300)	$131,534

Twelve Months Ended September 30, 2018	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$36,892	$(1,142)	$757	$(3,474)	$33,033
Construction	24,556	—	—	6,761	31,317
Construction - custom	1,944	(50)	—	(52)	1,842
Land - acquisition & development	6,829	(13)	14,223	(13,061)	7,978
Land - consumer lot loans	2,649	(67)	35	(453)	2,164
Multi-family	7,862	—	—	467	8,329
Commercial real estate	11,818	(36)	189	(119)	11,852
Commercial & industrial	28,524	(3,574)	714	3,038	28,702
HELOC	855	(668)	71	523	781
Consumer	1,144	(382)	993	1,504	3,259
	$123,073	$(5,932)	$16,982	$(4,866)	$129,257

The Company recorded a release of allowance for loan losses of $1,650,000 during the year ended September 30, 2019, as compared to a release of $5,450,000 for the year ended September 30, 2018. The credit quality of the portfolio has remained strong and economic conditions remain relatively stable.

The Company had recoveries, net of charge-offs, of $3,577,000 for the year ended September 30, 2019, compared with net recoveries of $11,050,000 for the year ended September 30, 2018. A loan is charged-off when the loss is estimable and it is confirmed that the borrower is not expected to be able to meet its contractual obligations.

Non-accrual loans decreased to $33,731,000 as of September 30, 2019, from $55,686,000 as of September 30, 2018. Non-performing assets (“NPAs”) totaled $43,826,000, or 0.27% of total assets, at September 30, 2019, compared to $70,093,000, or 0.44% of total assets, as of September 30, 2018.

At September 30, 2019, $131,095,000 of the allowance was calculated under the Company's general allowance methodology and the remaining $439,000 represents specific reserves on loans deemed to be individually impaired.
The following tables show a summary of loans collectively and individually evaluated for impairment and the related general and specific reserves.

September 30, 2019	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Recorded Investment of Loans	Ratio	Specific Reserve Allocation	Recorded Investment of Loans	Ratio
	(In thousands)			(In thousands)
Single-family residential	$30,988	$5,822,200	0.5%	$—	$17,978	—%
Construction	32,304	1,164,889	2.8	—	—	—
Construction - custom	1,369	255,505	0.5	—	—	—
Land - acquisition & development	9,135	160,964	5.7	20	230	8.7
Land - consumer lot loans	2,143	95,574	2.2	—	375	—
Multi-family	7,387	1,422,266	0.5	4	385	1.0
Commercial real estate	12,847	1,618,406	0.8	323	12,765	2.5
Commercial & industrial	31,358	1,266,913	2.5	92	1,805	5.1
HELOC	1,103	140,378	0.8	—	837	—
Consumer	2,461	129,527	1.9	—	50	—
	$131,095	$12,076,622	1.1%	$439	$34,425	1.3%

September 30, 2018	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Recorded Investment of Loans	Ratio	Specific Reserve Allocation	Recorded Investment of Loans	Ratio
	(In thousands)			(In thousands)
Single-family residential	$33,033	$5,782,870	0.6%	$—	$21,345	—%
Construction	31,317	1,060,428	3.0	—	2,427	—
Construction - custom	1,842	289,192	0.6	—	—	—
Land - acquisition & development	7,969	122,639	6.5	9	920	1.0
Land - consumer lot loans	2,164	96,583	2.2	—	507	—
Multi-family	8,325	1,384,655	0.6	4	448	1.0
Commercial real estate	11,702	1,432,791	0.8	150	19,378	0.8
Commercial & industrial	28,348	1,126,438	2.5	354	14,437	2.5
HELOC	781	128,715	0.6	—	1,162	—
Consumer	3,259	173,181	1.9	—	56	—
	$128,740	$11,597,492	1.1%	$517	$60,680	0.9%

The Company has an asset quality review function that analyzes the loan portfolio and reports the results of the review to the Board of Directors on a quarterly basis. The single-family residential, HELOC and consumer portfolios are evaluated based on their performance as a pool of loans, since no single loan is individually significant or judged by its risk rating, size or potential risk of loss. The construction, land, multi-family, commercial real estate and commercial and industrial loans are risk rated on a loan by loan basis to determine the relative risk inherent in specific borrowers or loans. Based on that risk rating, the loans are assigned a grade and classified as follows:

•	Pass – the credit does not meet one of the definitions defined below.

•
Special mention – A special mention credit is considered to be currently protected from loss but is potentially weak. No loss of principal or interest is foreseen; however, proper supervision and management attention is required to deter further deterioration in the credit. Assets in this category constitute some undue and unwarranted credit risk but not to the point of justifying a risk rating of substandard. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific asset.

•
Substandard – A substandard credit is an unacceptable credit. Additionally, repayment in the normal course is in jeopardy due to the existence of one or more well-defined weaknesses. In these situations, loss of principal is likely if the weakness is not corrected. A substandard asset is inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged, if any. Assets so classified will have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets risk rated substandard.

•
Doubtful – A credit classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The probability of loss is high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

•
Loss – Credits classified loss are considered uncollectible and of such little value that their continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be affected in the future. Losses should be taken in the period in which they are identified as uncollectible. Partial charge-off versus full charge-off may be taken if the collateral offers some identifiable protection.

The following tables provide information on loans based on credit quality indicators (defined above).

September 30, 2019	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Loan type
Single-family residential	$5,808,444	$—	$26,750	$—	$—	$5,835,194
Construction	2,038,052	—	—	—	—	2,038,052
Construction - custom	540,741	—	—	—	—	540,741
Land - acquisition & development	200,283	—	3,824	—	—	204,107
Land - consumer lot loans	98,828	—	866	—	—	99,694
Multi-family	1,418,837	—	3,837	—	—	1,422,674
Commercial real estate	1,602,634	2,754	25,782	—	—	1,631,170
Commercial & industrial	1,229,891	18,125	20,679	—	—	1,268,695
HELOC	141,271	—	907	—	—	142,178
Consumer	129,872	—	11	—	—	129,883
Total gross loans	$13,208,853	$20,879	$82,656	$—	$—	$13,312,388

Total grade as a % of total gross loans	99.2%	0.2%	0.6%	—%	—%

September 30, 2018	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Loan type
Single-family residential	$5,766,096	$—	$32,870	$—	$—	$5,798,966
Construction	1,886,304	1,937	2,427	—	—	1,890,668
Construction - custom	624,479	—	—	—	—	624,479
Land - acquisition & development	152,984	—	2,220	—	—	155,204
Land - consumer lot loans	101,249	—	787	—	—	102,036
Multi-family	1,378,803	1,633	4,689	—	—	1,385,125
Commercial real estate	1,421,602	7,114	23,452	—	—	1,452,168
Commercial & industrial	1,093,405	16,513	30,956	—	—	1,140,874
HELOC	130,330	—	522	—	—	130,852
Consumer	173,285	—	21	—	—	173,306
Total gross loans	$12,728,537	$27,197	$97,944	$—	$—	$12,853,678

Total grade as a % of total gross loans	99.0%	0.2%	0.8%	—%	—%

The following tables provide information on gross loans based on payment activity.

September 30, 2019	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,809,923	99.6%	$25,271	0.4%
Construction	2,038,052	100.0	—	—
Construction - custom	540,741	100.0	—	—
Land - acquisition & development	203,938	99.9	169	0.1
Land - consumer lot loans	99,448	99.8	246	0.2
Multi-family	1,422,674	100.0	—	—
Commercial real estate	1,625,335	99.6	5,835	0.4
Commercial & industrial	1,267,403	99.9	1,292	0.1
HELOC	141,271	99.4	907	0.6
Consumer	129,872	100.0	11	—
	$13,278,657	99.7%	$33,731	0.3%

September 30, 2018	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,771,323	99.5%	$27,643	0.5%
Construction	1,888,241	99.9	2,427	0.1
Construction - custom	624,479	100.0	—	—
Land - acquisition & development	154,284	99.4	920	0.6
Land - consumer lot loans	101,249	99.2	787	0.8
Multi-family	1,385,125	100.0	—	—
Commercial real estate	1,443,197	99.4	8,971	0.6
Commercial & industrial	1,126,480	98.7	14,394	1.3
HELOC	130,329	99.6	523	0.4
Consumer	173,285	100.0	21	—
	$12,797,992	99.6%	$55,686	0.4%

The following tables provide information on impaired loans by loan category.

September 30, 2019	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
Impaired loans with no related allowance recorded:
Single-family residential	$17,979	$19,252	$—		$16,685
Construction	—	—	—		1,172
Construction - custom	—	—	—		251
Land - acquisition & development	78	143	—		290
Land - consumer lot loans	344	848	—		287
Multi-family	—	—	—		286
Commercial real estate	7,467	11,881	—		8,890
Commercial & industrial	1,114	5,312	—		7,168
HELOC	837	931	—		597
Consumer	50	119	—		23
	27,869	38,486	—		35,649
Impaired loans with an allowance recorded:
Single-family residential	112,042	114,609	2,208		125,976
Land - acquisition & development	91	152	—		99
Land - consumer lot loans	3,556	3,695	20		4,324
Multi-family	385	385	4		418
Commercial real estate	4,168	5,298	323		5,160
Commercial & industrial	426	691	92		2,535
HELOC	949	963	—		961
Consumer	60	282	—		65
	121,677	126,075	2,647	(1)	139,538
Total:
Single-family residential	130,021	133,861	2,208		142,661
Construction	—	—	—		1,172
Construction - custom	—	—	—		251
Land - acquisition & development	169	295	—		389
Land - consumer lot loans	3,900	4,543	20		4,611
Multi-family	385	385	4		704
Commercial real estate	11,635	17,179	323		14,050
Commercial & industrial	1,540	6,003	92		9,703
HELOC	1,786	1,894	—		1,558
Consumer	110	401	—		88
	$149,546	$164,561	$2,647	(1)	$175,187
____________________

(1)	Includes $439,000 of specific reserves and $2,208,000 included in the general reserves.

September 30, 2018	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
Impaired loans with no related allowance recorded:
Single-family residential	$18,872	$20,050	$—		$20,097
Construction	2,698	2,818	—		1,349
Construction - custom	—	—	—		74
Land - acquisition & development	814	814	—		572
Land - consumer lot loans	311	336	—		260
Multi-family	—	—	—		70
Commercial real estate	9,425	14,035	—		11,158
Commercial & industrial	10,137	10,146	—		9,208
HELOC	410	1,170	—		450
Consumer	20	56	—		54
	42,687	49,425	—		43,292
Impaired loans with an allowance recorded:
Single-family residential	139,796	143,099	2,871		161,729
Land - acquisition & development	107	157	—		39
Land - consumer lot loans	4,916	5,290	9		6,449
Multi-family	448	448	4		471
Commercial real estate	6,254	7,733	150		10,445
Commercial & industrial	4,291	7,506	354		4,495
HELOC	976	984	—		1,395
Consumer	70	70	—		83
	156,858	165,287	3,388	(1)	185,106
Total:
Single-family residential	158,668	163,149	2,871		181,826
Construction	2,698	2,818	—		1,349
Construction - custom	—	—	—		74
Land - acquisition & development	921	971	—		611
Land - consumer lot loans	5,227	5,626	9		6,709
Multi-family	448	448	4		541
Commercial real estate	15,679	21,768	150		21,603
Commercial & industrial	14,428	17,652	354		13,703
HELOC	1,386	2,154	—		1,845
Consumer	90	126	—		137
	$199,545	$214,712	$3,388	(1)	$228,398

____________________
(1)
Includes $517,000 of specific reserves and $2,871,000 included in the general reserves.